Average balance sheet and interest rates - Assets (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021
Interest earning assets and interest income
Average balance	$ 872,075	$ 825,926	$ 812,950
Interest income	$ 10,205	$ 10,844	$ 11,434
Average rate %	2.30%	2.60%	2.80%
Non-interest earning assets
Average balance	$ 85,758	$ 84,728	$ 88,481
Total assets
Average balance	957,833	910,654	901,431
Collateral paid
Interest earning assets and interest income
Average balance	6,261	9,762	14,708
Interest income	$ 4	$ 6	$ 10
Average rate %	0.10%	0.10%	0.10%
Trading securities and financial assets measured at FVIS
Interest earning assets and interest income
Average balance	$ 22,243	$ 20,428	$ 27,172
Interest income	$ 123	$ 101	$ 91
Average rate %	1.10%	1.00%	0.70%
Investment securities
Interest earning assets and interest income
Average balance	$ 77,779	$ 87,790	$ 87,628
Interest income	$ 506	$ 574	$ 626
Average rate %	1.30%	1.30%	1.40%
Loans and other receivables
Interest earning assets and interest income
Average balance	$ 764,946	$ 702,821	$ 680,286
Interest income	$ 9,566	$ 10,100	$ 10,642
Average rate %	2.50%	2.90%	3.10%
Loans and other receivables | Australia
Interest earning assets and interest income
Average balance	$ 648,399	$ 594,388	$ 576,394
Interest income	$ 7,986	$ 8,696	$ 9,163
Average rate %	2.50%	2.90%	3.20%
Loans and other receivables | New Zealand
Interest earning assets and interest income
Average balance	$ 97,814	$ 93,882	$ 89,570
Interest income	$ 1,486	$ 1,336	$ 1,411
Average rate %	3.00%	2.80%	3.20%
Loans and other receivables | Other overseas
Interest earning assets and interest income
Average balance	$ 18,733	$ 14,551	$ 14,322
Interest income	$ 94	$ 68	$ 68
Average rate %	1.00%	0.90%	1.00%
Derivative financial instruments
Non-interest earning assets
Average balance	$ 18,283	$ 18,740	$ 21,879
Life insurance assets
Non-interest earning assets
Average balance		(3,105)	3,575
Assets held for sale
Interest earning assets and interest income
Average balance	846	5,125	3,156
Interest income	$ 6	$ 63	$ 65
Average rate %	1.40%	2.50%	4.10%
Non-interest earning assets
Average balance	$ 3,048	$ 7,895	$ 1,267
All other assets
Non-interest earning assets
Average balance	$ 64,427	$ 61,198	$ 61,760